INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Haitong Banco De Investimento Do Brasil SA [Member]
IfrsStatementLineItems [Line Items]
Equity interest	20.00%	20.00%
Shareholding interest with voting rights	20.00%	20.00%
Investment carrying amount	R$ 98,243	R$ 105,766
Associates and joint ventures current assets	5,099,950	4,294,581
Associates and joint ventures non - current assets	1,945,607	2,198,375
Associates and joint ventures current liabilities	4,559,541	4,276,354
Associates and joint ventures non - current liabilities	1,994,799	1,689,663
Share of profit (loss) of associates and jointly controlled entities	(4,715)
Revenue	668,016	331,786
Associates and joint ventures net income (loss) for the year	R$ (23,575)	(27,237)
Equity in net income (loss)		R$ (5,296)
Tecnologia Bancaria SA [Member]
IfrsStatementLineItems [Line Items]
Equity interest	24.55%	24.55%
Shareholding interest with voting rights	24.32%	24.32%
Investment carrying amount	R$ 241,277	R$ 237,568
Associates and joint ventures current assets	854,080	964,701
Associates and joint ventures non - current assets	2,354,233	2,300,906
Associates and joint ventures current liabilities	774,316	1,182,701
Associates and joint ventures non - current liabilities	1,471,727	1,106,646
Share of profit (loss) of associates and jointly controlled entities	3,710
Revenue	2,783,255	2,875,219
Associates and joint ventures net income (loss) for the year	R$ 15,255	12,828
Equity in net income (loss)		R$ 3,149
Swiss Re Corporate Solutions Brasil [Member]
IfrsStatementLineItems [Line Items]
Equity interest	40.00%	40.00%
Shareholding interest with voting rights	40.00%	40.00%
Investment carrying amount	R$ 552,687	R$ 549,669
Associates and joint ventures current assets	2,667,390	3,156,150
Associates and joint ventures non - current assets	2,356,236	1,721,943
Associates and joint ventures current liabilities	3,026,387	3,387,628
Associates and joint ventures non - current liabilities	854,949	361,839
Share of profit (loss) of associates and jointly controlled entities	37,633
Revenue	2,252,238	1,843,974
Associates and joint ventures net income (loss) for the year	R$ 94,083	155,409
Equity in net income (loss)		R$ 62,163
Gestora De Inteligencia De Credito SA [Member]
IfrsStatementLineItems [Line Items]
Equity interest	16.82%	16.82%
Shareholding interest with voting rights	16.00%	16.00%
Investment carrying amount	R$ 56,297	R$ 61,073
Associates and joint ventures current assets	191,422	153,360
Associates and joint ventures non - current assets	1,052,123	1,092,648
Associates and joint ventures current liabilities	282,554	269,606
Associates and joint ventures non - current liabilities	627,924	613,865
Share of profit (loss) of associates and jointly controlled entities	(4,776)
Revenue	325,181	284,062
Associates and joint ventures net income (loss) for the year	(29,850)	(38,572)
Equity in net income (loss)		(7,066)
Companies Other [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	7,817,497	7,234,917
Share of profit (loss) of associates and jointly controlled entities	715,342
Equity in net income (loss)		1,160,949
Total Investments In Associates [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	8,766,001	8,188,993
Share of profit (loss) of associates and jointly controlled entities	R$ 747,194
Equity in net income (loss)		R$ 1,213,899
Elo Participacoes SA [Member]
IfrsStatementLineItems [Line Items]
Equity interest	50.01%	50.01%
Shareholding interest with voting rights	50.01%	50.01%
Investment carrying amount	R$ 2,263,011	R$ 1,427,847
Associates and joint ventures current assets	963,331	1,023,779
Associates and joint ventures non - current assets	4,746,612	2,627,543
Associates and joint ventures current liabilities	965,266	563,008
Associates and joint ventures non - current liabilities	91,253	103,084
Share of profit (loss) of associates and jointly controlled entities	784,391
Revenue	1,813,170	(77,119)
Associates and joint ventures net income (loss) for the year	1,566,669	1,757,753
Equity in net income (loss)		887,782
Total Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	2,263,011	1,427,847
Share of profit (loss) of associates and jointly controlled entities	784,391
Equity in net income (loss)		887,782
Total Investments [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	11,029,012	9,616,840
Share of profit (loss) of associates and jointly controlled entities	R$ 1,531,585
Equity in net income (loss)		R$ 2,101,681